SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues - related party	$ 12,389	$ 15,147	$ 28,672
Revenues - non-related party	565,282	5,804	139,905	$ 12,110
Total revenues	$ 596,134	$ 33,079	$ 199,648	12,110
Cost of revenues
Cost of revenues- related party				(6,295)
Cost of revenues- non - related party			$ 106,391	1,344
Cost of revenues	$ 192,714	$ 21,379	116,097	7,639
Gross income	403,420	11,700	83,551	4,471
Depreciation and amortization	18,105	19,639	39,436	13,277
Net (loss) income	296,083	(47,772)	(51,506)	(98,662)
Total assets	1,440,420	1,238,586	1,200,522	1,222,149
Expenditure for long-lived assets	$ 96,420	$ 31,054	$ 47,878	$ 1,251,107
Rental business [Member]
Revenues
Revenues - related party
Revenues - non-related party	$ 18,463	$ 12,128	$ 31,071
Total revenues	18,463	12,128	$ 31,071
Cost of revenues
Cost of revenues- related party
Cost of revenues- non - related party			$ (9,706)
Cost of revenues	(3,474)	(5,835)
Gross income	14,989	6,293	21,365
Depreciation and amortization	16,162	17,754	35,440	$ 12,232
Net (loss) income	(20,347)	(33,993)	(61,662)	(21,802)
Total assets	1,176,923	1,199,039	1,091,422	1,154,565
Expenditure for long-lived assets	7,890	31,054	31,490	$ 1,213,519
Service business [Member]
Revenues
Revenues - related party	12,389	15,147	28,672
Revenues - non-related party	565,282	5,804	139,905	$ 12,110
Total revenues	577,671	20,951	$ 168,577	12,110
Cost of revenues
Cost of revenues- related party				(6,295)
Cost of revenues- non - related party			$ (106,391)	(1,344)
Cost of revenues	(189,240)	(15,544)
Gross income	388,431	5,407	62,186	4,471
Depreciation and amortization	1,868	1,885	3,769	987
Net (loss) income	348,830	(11,723)	14,685	(55,005)
Total assets	223,713	$ 30,693	82,414	41,430
Expenditure for long-lived assets	$ 38,710		$ 550	$ 18,712
Corporate [Member]
Revenues
Revenues - related party
Revenues - non-related party
Total revenues
Cost of revenues
Cost of revenues- related party
Cost of revenues- non - related party
Cost of revenues
Gross income
Depreciation and amortization	$ 75		$ 225	$ 58
Net (loss) income	(32,400)	$ (2,056)	(4,529)	(21,855)
Total assets	39,784	$ 8,854	26,686	26,154
Expenditure for long-lived assets	$ 49,820		$ 15,838	$ 18,876